Key Figure Definitions and Reconciliations of Alternative Performance Measures	12 Months Ended
Dec. 31, 2020
Key Figure Definitions and Reconciliations of Alternative Performance Measures
Key Figure Definitions and Reconciliations of Alternative Performance Measures

Note 32 Key Figure Definitions and Reconciliations of Alternative Performance Measures

Equity ratio at the end of the year in %	The ratio at the end of respective period is calculated by dividing total equity attributable to equity holders of the Parent Company by total assets.	The equity ratio measures the proportion of the total assets that are financed by shareholders.
Research and development expenses/Total operating expenses in %	Research and development expenses, divided by total operating expenses, which is the sum of research and development expenses, administrative and selling expenses, other operating income and expenses.

The key performance indicator helps the reader of the interim financial statements to analyse the portion of the Groups expenses that are attributable to the Group’s research and development activities.

	Year Ended December 31,
	2020	2019	2018
Expenses relating to research and development/operating expenses, %
Research and development expenses	(241,371)	(149,826)	(99,260)
Administarative and selling expenses	(141,724)	(62,882)	(31,132)
Other operating income/expenses	2,501	(140)	(2,090)
Total operating expenses	(380,594)	(212,848)	(132,482)
Expenses relating to research and development/operating expenses, %	63%	70%	75%

	December 31,
	2020	2019
Equity ratio at the end of the year %
Equity attributable to equity holders of the Parent Company at the end of the year	1,210,491	788,071
Total assets at the end of the year	1,506,450	845,200
Equity ratio at the end of the year %	80%	93%